Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2019 GBP (£) component segment	Jun. 30, 2018 GBP (£)		Jun. 30, 2017 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 627,122	£ 589,758	[1]	£ 581,254	[1]
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	275,093	275,835		275,521
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	173,010	172,982		171,530
Retail, merchandising, apparel and products licensing revenue
Revenue from contracts with customers
Revenue from contracts with customers	102,083	102,853		103,991
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	241,210	204,137		194,098
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	148,018	155,123		145,605
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	83,138	38,276		39,541
Other
Revenue from contracts with customers
Revenue from contracts with customers	10,054	10,738		8,952
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 110,819	£ 109,786		£ 111,635

[1]	Comparative amounts have been restated—see note 33 for further details.